Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

15. RELATED PARTIES

During the Company’s normal business operations in the year ended December 31, 2021, the Company fully repaid the borrowings of $329,722 due to Mr. Erke Huang, the Company’s Chief Financial Officer in the form of USDC, and repaid the balance of $7,000 to one shareholder.

On May 26, 2021, the Company entered into a Share Exchange Agreement (the “SEA”) with Geney Development Limited (“Geney”), a corporation formed under the laws of the British Virgin Islands. Geney is owned seventy (70%) percent by Zhaohui Deng, Chairman of the Board of the Company, and thirty (30%) percent beneficially  owned by Erke Huang, the Company’s Chief Financial Officer and a director of the Company. Under the SEA, Geney exchanged 1,000,000 ordinary shares for 1,000,000 Preference Shares. Each Preference Share provides for: (i) an eight (8%) percent annual dividend when and if declared by the Board; (ii) a liquidation preference of $10 per share (an aggregate of $10 million) senior to ordinary shares; (iii) converts on a one-for-one basis, subject to a 4.99% blocker; and (iv) fifty (50) votes per Preference Share in order for management to carry out its intended business plan.

On March 21, 2022, the Company and an officer of the Company entered into a Confidential Settlement, General Release and Separation Agreement (the “Agreement”) with a former employee (the “Employee”). The Employee asserted various disputes, which the Company settled for a sum of $500,000. The parties entered into a non-disclosure agreement and agreed to mutual non-disparagement. The Board of Directors of the Company has retained counsel to review the matter. As of the date of this report, the counsel has completed their review and investigation. The Company has updated our policies and procedures based on their recommendations.

Bit Digital Iceland ehf has appointed Daniel Jonsson as its part-time Chief Executive Officer starting November 7, 2023, for a six-month term with a three-month probation. His compensation includes a monthly salary of $8,334, a $6,440 signing bonus, and eligibility for performance-based RSU. Concurrently, Daniel is part of the management team at GreenBlocks ehf which not only provides bitcoin mining hosting services but also benefits from a facility loan agreement extended by Bit Digital USA Inc., an affiliate of Bit Digital Iceland ehf. Additionally, Bit Digital Iceland ehf has contracted GreenBlocks ehf for consulting services pertaining to our specialized cloud infrastructure services in Iceland.

As of December 31, 2022, the Company had no outstanding balances due from or due to related parties.

As of December 31, 2023, the Company owed $21,592 to Daniel for salary and bonus, and $160,000 to GreenBlocks ehf for services rendered.